Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets are as follows:
	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforward	$—	$—
Start-up/organization expenses	1,891,958	890,822
Total deferred tax assets	1,891,958	890,822
Valuation allowance	(1,891,958)	(890,822)
Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision consists of the following:
	Year Ended December 31, 2023	Year Ended December 31, 2022
Federal
Current	$564,005	$750,410
Deferred	(1,001,136)	(244,686)

State
Current	—	—
Deferred	—	—

Change in valuation allowance	1,001,136	244,686
Income tax provision	$564,005	$750,410

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:
	December 31, 2023	December 31, 2022

Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(6.76)%	(17.50)%
Change in fair value of forward purchase agreement	(5.96)%	0.00%
Transaction costs allocable to warrant liabilities	0.00%	0.00%
Franchise tax – fines and penalties	(0.01)%	0.00%
Change in valuation allowance	(18.94)%	1.70%
Income tax provision	(10.67)%	5.20%